SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advisory Income Variable Annuity

Effective on October 22, 2018, the following Underlying Fund of the SunAmerica Series Trust (“SAST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust

SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Dated: March 8, 2019

Please keep this supplement with your prospectus.